Average Annual Total Returns - Invesco BulletShares 2023 High Yield Corporate Bond ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Nasdaq BulletShares® USD High Yield Corporate Bond 2023 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq BulletShares® USD High Yield Corporate Bond 2023 Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Oct. 07, 2015	11.71%	6.49%	9.27%	4.16%	6.89%	3.94%	11.67%	7.21%	14.32%	7.55%